BALANCE SHEET DETAILS - Schedule of Prepaid and Other Current Assets (Parenthetical) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Balance Sheet Related Disclosures [Abstract]
Prepaid consumption tax	$ 100	$ 100
Prepaid of value added tax	200	900
Duty recoverable		10
Prepaid goods and service tax	300	300
Interest receivable	$ 2,100	$ 2,000